Employee Compensation - Pension and Other Employee Future Benefits (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Plan Information for Past Two Years
A summary of plan information for the past two years is as follows:

(Canadian $ in millions)	Pension benefit plans		Other employee future benefit plans
	2024	2023	2024	2023
Defined benefit obligation	$8,365	$7,513	$954	$880
Fair value of plan assets	9,431	8,559	245	138
Net surplus (deficit)	1,066	1,046	(709)	(742)
Effect of asset ceiling	(3)	–	(110)	–
Net surplus (deficit), net of the effect of the asset ceiling	$1,063	$1,046	$(819)	$(742)
Net surplus (deficit) comprises :
Funded or partially funded plans	1,223	1,209	44	81
Unfunded plans	(160)	(163)	(863)	(823)
Net surplus (deficit), net of the effect of the asset ceiling	$1,063	$1,046	$(819)	$(742)

Summary of Pension and Other Employee Future Benefit Expenses

(Canadian $ in millions)	Pension benefit plans		Other employee future benefit plans
	2024	2023	2024	2023
Annual benefits expense
Current service cost	$153	$163	$5	$6
Net interest (income) expense (1)	(61)	(64)	40	42
Impact of plan amendments	–	(1)	(84)	(51)
Administrative expenses	11	10	–	–
Remeasurement of other long-term benefits	–	–	5	9
Benefits expense	$103	$108	$(34)	$6
Government pension plans expense (2)	375	361	–	–
Defined contribution expense	290	271	–	–
Total annual pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	$768	$740	$(34)	$6

(1)
Net
interest
(income)
expense
is increased by

$nil million for pension benefit plans and $3
million for other employee future benefit plans for 2024 ($nil million and $nil million, respectively, for 2023) as a result of assets written down through other comprehensive income due to the asset ceiling.

(2)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contribution Act .

Summary of Weighted-average Assumptions Used to Determine Benefit Expenses
Weighted-Average Assumptions

	Pension benefit plans		Other employee future benefit plans
	2024	2023	2024		2023
Defined Benefit Expenses
Discount rate at beginning of year (1) (2)	5.8%	5.5%	5.7%		5.5%
Rate of compensation increase	2.1%	2.3%	na		na
Assumed overall health care cost trend rate	na	na	4.8%	(4)	4.7%	(3)

Defined Benefit Obligation
Discount rate at end of year	4.9%	5.8%	4.8%		5.7%
Rate of compensation increase	2.1%	2.1%	na		na
Assumed overall health care cost trend rate	na	na	4.8%	(3)	4.8%	(4)

(1)	The pension benefit current service cost was calculated using a separate discount rate of 5.6% and 5.4% for 2024 and 2023, respectively.
(2)	The other employee future benefit plans current service cost was calculated using a separate discount rate of 5.7% and 5.5% for 2024 and 2023, respectively.
(3)	Trending to 4.00% in 2041 and remaining at that level thereafter.
(4)	Trending to 4.03% in 2040 and remaining at that level thereafter.
na – not applicable

Summary of Current Life Expectancies Underlying the Amounts of the Defined Benefit Obligations
Assumptions regar
din
g future mortality are based on published statistics and mortality tables calibrated to plan experience, when applicable. The current life expectancies underlying the amounts of the defined benefit obligations for our primary plans are as follows:

(Years)	Canada		United States
	2024	2023	2024	2023
Life expectancy for those currently age 65
Males	24.0	23.9	22.0	21.9
Females	24.3	24.3	23.3	23.3

Life expectancy at age 65 for those currently age 45
Males	24.9	24.8	23.2	23.1
Females	25.2	25.2	24.5	24.5

Summary of Changes in Estimated Financial Positions of Defined Benefit Pension Plans and Other Employee Future Benefit Plans
Changes in the estimated financial positions of our defined benefit pension plans and other employee future
benefit plans are as follows:

(Canadian $ in millions, except as noted)	Pension benefit plans		Other employee future benefit plans
	2024	2023	2024	2023
Defined benefit obligation
Defined benefit obligation at beginning of year	$7,513	$7,082	$880	$928
Acquisition of defined benefit obligation (1)	–	563	–	28
Settlements (2)	(147)	–	–	–
Current service cost	153	163	5	6
Interest cost	418	393	49	50
Impact of plan amendments	–	(1)	15	(51)
Benefits paid	(481)	(449)	(59)	(58)
Employee contributions	20	20	6	6
Actuarial (gains) losses due to:
Changes in demographic assumptions	–	–	(12)	(2)
Changes in financial assumptions	851	(349)	81	(19)
Plan member experience	31	46	(11)	(10)
Foreign exchange and other	7	45	–	2
Defined benefit obligation at end of year	8,365	7,513	954	880
Wholly or partially funded defined benefit obligation	8,205	7,350	91	57
Unfunded defined benefit obligation	160	163	863	823
Total defined benefit obligation	8,365	7,513	954	880
Fair value of plan assets
Fair value of plan assets at beginning of year	8,559	8,261	138	147
Acquisition of plan assets (1)	–	487	–	–
Settlements (2)	(147)	–	–	–
Impact of plan amendments	–	–	100	–
Interest income	479	457	12	8
Return on plan assets (excluding interest income)	979	(300)	1	(12)
Employer contributions	25	50	45	45
Employee contributions	20	20	6	6
Benefits paid	(481)	(449)	(59)	(58)
Administrative expenses	(12)	(10)	–	–
Foreign exchange and other	9	43	2	2
Fair value of plan assets at end of year	9,431	8,559	245	138
Effect of asset ceiling	(3)	–	(110)	–
Net surplus (deficit), net of the effect of the asset ceiling	$1,063	$1,046	$(819)	$(742)
Recorded in:
Other assets	1,252	1,225	44	81
Other liabilities	(189)	(179)	(863)	(823)
Net surplus (deficit), net of the effect of the asset ceiling	$1,063	$1,046	$(819)	$(742)
Actuarial gains (losses) recognized in other comprehensive income
Net actuarial (losses) on plan assets	979	(300)	1	(12)
Effect of asset ceiling	(3)	–	(107)	–
Actuarial gains (losses) on defined benefit obligation due to:
Changes in demographic assumptions	–	–	15	14
Changes in financial assumptions	(851)	349	(74)	17
Plan member experience	(31)	(46)	6	9
Foreign exchange and other	(3)	(8)	–	–
Actuarial gains (losses) recognized in other comprehensive income for the year	$91	$(5)	$(159)	$28

(1)	Relates to the defined benefit plan included in our acquisition of Bank of the West in fiscal 2023. Refer to Note 10 for further information.
(2)
We completed a buyout of our UK pension plan in the fourth quarter of 2024 whereby we transferred our defined benefit obligations and an equal amount of plan assets to a third-party insurer, who has assumed the responsibility of administering payments to the plan members. We do not have any further involvement in the plan. There was no pre-tax impact from this transfer. Deferred tax assets and liabilities related to the pension plan were reduced to $nil.

Summary Of Asset Allocation Ranges, Weighted-Average Actual Asset Allocations And Fair Values Of Plan Assets
Our pension and other employee future benefit plan assets are measured at fair value on a recurring basis. The asset allocation ranges, weighted-average actual asset allocations and fair values of plan assets held by our primary plans as at October 31, 2024 and 2023 are as follows:

(Canadian $ in millions)	2024					2023
	Target range	% of total	Quoted	Unquoted	Total	Target range	% of total	Quoted	Unquoted	Total
Equities	15 – 40%	22%	$1,060	$852	$1,912	15 – 40%	20%	$925	$663	$1,588
Fixed income investments	40 – 55%	49%	96	4,467	4,563	40 – 60%	49%	168	3,855	4,023
Alternative strategies	10 – 35%	29%	–	2,681	2,681	10 – 40%	31%	–	2,537	2,537
		100%	$1,156	$8,000	$9,156		100%	$1,093	$7,055	$8,148

Summary of Changes in Number of Key Assumption

(Canadian $ in millions, except as noted)	Defined benefit obligation
	Pension benefit plans	Other employee future benefit plans
Discount rate (%)	4.9	4.8
Impact of: 1% increase ($)	$ (839)	$ (73)
1% decrease ($)	1,037	86
Rate of compensation increase (%)	2.1	na
Impact of: 0.25% increase ($)	$ 37	na
0.25% decrease ($)	(36)	na
Mortality
Impact of: 1 year shorter life expectancy ($)	$ 154	$ 20
1 year longer life expectancy ($)	(157)	(20)
Assumed overall health care cost trend rate (%)	na	4.8 (1)
Impact of: 1% increase ($)	na	$ 29
1% decrease ($)	na	(29)

(1)	Trending to 4.00% in 2041 and remaining at that level thereafter.
na – not applicable

Summary of Duration of Defined Benefit Obligation
The duration of the defined benefit obligation for our primary plans is as follows:

(Years)	2024	2023
Canadian pension plans	13.0	12.1
U.S. pension plans	7.5	7.2
Canadian other employee future benefit plans	11.7	11.2

Summary of Cash Payments in Connection with Employee Future Benefit Plans
Cash Flows
Cash payments we made during the year in connection with our employee future benefit plans are as follows:

(Canadian $ in millions)	Pension benefit plans		Other employee future benefit plans
	2024	2023	2024	2023
Net contributions (refund) to defined benefit plans	$(25)	$7	$–	$–
Contributions to defined contribution plans	290	271	–	–
Benefits paid directly to pensioners	50	43	45	45
	$315	$321	$45	$45
Our best estimate of the contributions and benefits paid directly to pensioners we expect to make for the year ending October 31, 2025 is approximately $
43
 million for our defined benefit pension plans and $
45
 million for our other employee future benefit plans. Benefit payments from our defined benefit and other employee future benefit plans to retirees for the year ending October 31, 2025 are estimated to be $
586
 million.